Cost of raw materials and consumables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Cost of raw materials and consumables	Cost of raw materials and consumables
The following table provides a breakdown for cost of raw materials and consumables:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Raw materials	(108,442)	(108,130)	(139,965)
Finished goods	(161,731)	(130,006)	(141,512)
Consumables	(12,951)	(10,909)	(14,067)
Change in raw materials, consumables and finished goods	(24,822)	131	(9,991)
Other	(1,663)	(1,655)	(4,266)
Total cost of raw materials and consumables	(309,609)	(250,569)	(309,801)